Fair Value Measurements (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
SUNLIGHT FINANCIAL LLC
Financing Receivables:
Loan participations, held-for-investment	$ 5,140,000	$ 5,400,000
Loans, held-for-investment	310,000	340,000
Cash equivalents held in Trust Account	49,583,000	47,341,000
Restricted cash	3,122,000	4,315,000
Contract derivative	1,435,000
Liabilities:
Debt	14,625,000	11,811,000
Warrants	5,643,000	133,000
Guarantee obligation	839,000	75,000
Recurring | SUNLIGHT FINANCIAL LLC
Financing Receivables:
Loan participations, held-for-investment	5,997,000	5,674,000
Loans, held-for-investment	354,000	390,000
Cash equivalents held in Trust Account	49,583,000	47,341,000
Restricted cash	3,122,000	4,315,000
Contract derivative	59,770,000
Liabilities:
Debt	14,625,000	11,811,000
Warrants	4,700,000	4,700,000
Fair Value, Inputs, Level 1 [Member]
Financing Receivables:
Cash equivalents held in Trust Account	344,931,000
Carrying Value | Recurring | SUNLIGHT FINANCIAL LLC
Financing Receivables:
Loan participations, held-for-investment	5,029,000	4,796,000
Loans, held-for-investment	304,000	334,000
Cash equivalents held in Trust Account	49,583,000	47,341,000
Restricted cash	3,122,000	4,315,000
Contract derivative	1,435,000
Liabilities:
Debt	14,625,000	11,811,000
Warrants	5,643,000	133,000
Guarantee obligation	839,000	75,000
Fair Value | Fair Value, Inputs, Level 1 [Member] | Recurring | SUNLIGHT FINANCIAL LLC
Financing Receivables:
Cash equivalents held in Trust Account	49,583,000	47,341,000
Restricted cash	3,122,000	4,315,000
Fair Value | Fair Value, Inputs, Level 3 [Member] | Recurring | SUNLIGHT FINANCIAL LLC
Financing Receivables:
Loan participations, held-for-investment	5,140,000	5,400,000
Loans, held-for-investment	310,000	340,000
Contract derivative	1,435,000
Liabilities:
Debt	14,625,000	11,811,000
Warrants	5,643,000	133,000
Guarantee obligation	$ 839,000	$ 75,000